Note 1 - Organization and Summary of Significant Accounting Policies - 10Q (Details) (USD $)	9 Months Ended						1 Months Ended	3 Months Ended		1 Months Ended			0 Months Ended					0 Months Ended
	Sep. 30, 2013	Oct. 18, 2013	Jul. 12, 2013	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 18, 2013 Subsequent Event [Member] Series C Preferred Stock [Member]	Sep. 30, 2013 Subsequent Event [Member] Series C Preferred Stock [Member]	Jul. 12, 2013 Subsequent Event [Member] Series C Preferred Stock [Member]	Oct. 18, 2013 Subsequent Event [Member]	Jul. 12, 2013 Subsequent Event [Member]	Oct. 18, 2013 After Reverse Stock Split [Member] Series C Preferred Stock [Member]	Jul. 08, 2013 Issued And Outstanding Common Stock Exchanged for Series B Convertible Prefered Stock [Member] Series B Preferred Stock [Member]	Jul. 12, 2013 Series B Preferred Stock Converted to Series C Convertible Preferred Stock [Member]	Jul. 12, 2013 Series C Preferred Stock Convertible Into Twenty Shares Of VC'S Common Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Jul. 12, 2013 Series C Preferred Stock [Member]	Jul. 12, 2013 VC Acquisition [Member]	Sep. 30, 2013 Financial Institution 1 [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - 10Q (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)							8,215,184	8,215,184		1,300,000			4,107,592
Preferred Stock, Conversion Basis														410,759
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 10				$ 10	$ 10			$ 10.00								$ 10.00
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)									20						20
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01		$ 0.01		$ 0.01					$ 0.01	$ 0.01
Sale of Stock, Percentage of Ownership after Transaction																		91.00%
Preferred Stock, Shares Authorized (in Shares)	5,000,000				5,000,000	5,000,000					500,000					500,000
Preferred Stock, Shares Issued (in Shares)	411,000				0	0					410,759					410,759
Percent of Issued and Outstanding Shares Following Reverse Merger		88.00%
Common Stock, Shares, Outstanding (in Shares)	1,071,000				7,021,000	0						9,302,674
Common Stock, Shares Authorized (in Shares)	50,000,000			100,000,000	50,000,000	0
Development Stage Enterprise, Deficit Accumulated During Development Stage (in Dollars)	$ 9,981,000				$ 1,623,000	$ 18,000
Number Of Financial Institutions	2
Cash, FDIC Insured Amount (in Dollars)					$ 250,000														$ 250,000